UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221


Form 13F File Number: 28-7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              5/10/2005
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            42
                                         ------------
Form 13F Information Table Value Total:  $174,843,208
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103 11378733  315550          Sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  8916395   87708          Sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  8774902  245109          Sole    none        x      0    0
WYETH                          COMMON           983024100  8559039  202917          Sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  8191915  154477          Sole    none        x      0    0
FANNIE MAE                     COMMON           313586109  7793320  143128          Sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  7622758  159272          Sole    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   6762735  122049          Sole    none        x      0    0
ALTRIA                         COMMON           02209s103  6539654  100010          Sole    none        x      0    0
AFLAC INC                      COMMON           1055102    6524673  175112          Sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  6507283  127719          Sole    none        x      0    0
BP                             COMMON           556221074  6404736  102640          Sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  6286099  125446          Sole    none        x      0    0
INTEL CORP                     COMMON           458140100  6211702  267400          Sole    none        x      0    0
PFIZER                         COMMON           717081103  5990926  228052          Sole    none        x      0    0
DENTSPLY                       COMMON           249030107  5734542  105395          Sole    none        x      0    0
UPS                            COMMON           911312106  5352136   73579          Sole    none        x      0    0
P&G                            COMMON           742718109  5096957   96169          Sole    none        x      0    0
MICROSOFT                      COMMON           594918104  4505457  186407          Sole    none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  4502370  104755          Sole    none        x      0    0
DONALDSON                      COMMON           257651109  4368356  135327          Sole    none        x      0    0
EXXON CORP                     COMMON           302290101  4093924   68690          Sole    none        x      0    0
SUNCOR                         COMMON           867229106  3925501   97625          Sole    none        x      0    0
CISCO                          COMMON           17275R102  3836654  214458          Sole    none        x      0    0
TEVA                           COMMON           881624209  3733520  120475          Sole    none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  3530019   32094          Sole    none        x      0    0
STRYKER                        COMMON           863667101  3491848   78275          Sole    none        x      0    0
AGILENT                        COMMON           00846U101  1932688   87058          Sole    none        x      0    0
3M                             COMMON           88579Y101  1242505   14500          Sole    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1103740   31900          Sole    none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   985950   15000          Sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   925074   22200          Sole    none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   822351   16049          Sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   509140    7581          Sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103    455119   10125          Sole    none        x      0    0
BRISTOL MYERS                  COMMON           110122108   424164   16660          Sole    none        x      0    0
M&T                            COMMON           55261F104   418446    4100          Sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   312976    6200          Sole    none        x      0    0
HOME DEPOT                     COMMON           437076102   304008    7950          Sole    none        x      0    0
BELLSOUTH                      COMMON           79860102    288769   10984          Sole    none        x      0    0
WELLS FARGO                    COMMON           949746101   243924    4079          Sole    none        x      0    0
HSBC HOLDINGS                  COMMON           404280406   238200    3000          Sole    none        x      0    0